Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepayments and other current assets
Summary of prepayments and other current assets

The following is a summary of prepayments and other current assets:

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2(d))
Prepayments to suppliers	716,761	475,828	68,348
Interest income receivable	11,984	14,876	2,137
Prepayment for advertising expenses	9,536	8,417	1,209
Receivables in relation to factoring business	324,577	204,954	29,440
Loan receivables	454,953	439,189	63,086
Others	155,773	157,020	22,554
Total	1,673,584	1,300,284	186,774

Summary of provision for prepayments and other current assets

The following table summarized the details of the Group’s provision for prepayments and other current assets:

	For the Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	25,622	30,632	29,901	4,295
Addition	32,476	6,009	132,825	19,079
Reversal	—	(6,740)	(8,244)	(1,184)
Transfer-out	(27,466)	—	—	—
Write-offs	—	—	—	—
Balance at the end of year	30,632	29,901	154,482	22,190